Acquisition of Businesses - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Regent [member]
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition	$ 13
Contingent consideration	53
Total purchase consideration	88
Regent [member] | Deferred Consideration [member]
Disclosure of consideration transferred business combinations [line items]
Deferred consideration	22
UK Portfolio [member]
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition	9
Contingent consideration	56
Total purchase consideration	62
UK Portfolio [member] | Working capital [member]
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition	$ (3)